Note 4(b) - Vessels, Net (Details Textual) $ in Thousands	Dec. 31, 2021 USD ($)
Vessels Used to Secure Sale and Lease-back Financing [Member]
Property, Plant and Equipment, Gross, Ending Balance	$ 104,710
Vessels Financed via Bank Loans [Member]
Property, Plant and Equipment, Gross, Ending Balance	$ 123,511